Future Minimum Rent (Schedule of Future Minimum Rental Payments Under Non-Cancelable Ground Leases) (Details) $ in Thousands	Mar. 31, 2019 lease	Dec. 31, 2018 USD ($) lease
Leases [Abstract]
Number of operating ground leases | lease	6	3
Number of ground leases paid directly by the tenant | lease		1
2019		$ 123
2020		123
2021		123
2022		123
2023		123
Thereafter		2,246
Total		$ 2,861